Share based compensation, Share Option Awards Outstanding (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 shares $ / shares		Sep. 30, 2025 shares $ / shares		Dec. 31, 2024 shares $ / shares
Average exercise price per share [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares			$ 3.95
Granted (in dollars per share) | $ / shares			3.65
Forfeited (in dollars per share) | $ / shares			11.76
Exercised (in dollars per share) | $ / shares			0.03
Outstanding at end of period (in dollars per share) | $ / shares	$ 3.75	[1]	$ 3.75	[1]	$ 3.95
Number of awards [Abstract]
Outstanding at beginning of period (in shares) | shares			1,869,547
Granted (in shares) | shares	97,751		734,751
Forfeited (in shares) | shares			(38,634)
Exercised (in shares) | shares			(1,250)
Outstanding at end of period (in shares) | shares	2,564,414	[1]	2,564,414	[1]	1,869,547
Weighted average remaining life [Abstract]
Outstanding weighted average remaining life in years			6 years 1 month 20 days	[1]	6 years 6 months 21 days
Granted weighted average remaining life in years			6 years 11 months 8 days
Forfeited weighted average remaining life in years			5 years 5 months 1 day
Exercised weighted average remaining life in years			4 years 9 months 29 days
Number of option exercisable (in shares) | shares	364,572		364,572
Weighted average grant date fair value (in dollars per share) | $ / shares	$ 11.09		$ 10.42

[1]	364,572 of the awards outstanding as of September 30, 2025, were exercisable.